Intangible assets, net (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accumulated amortization	$ (1,261)	$ 0
Intangible assets, net	25,290
Proprietary technology [Member]
Finite-Lived Intangible Assets, Gross	26,179	0
Production Backlog [Member]
Finite-Lived Intangible Assets, Gross	$ 372	$ 0